Convertible promissory notes	9 Months Ended	12 Months Ended
	Oct. 31, 2014	Jan. 31, 2014
Convertible promissory notes [Text Block]

NOTE 7 – Convertible promissory notes

Following is a summary of convertible promissory notes:

	October 31,	January 31,
	2014	2014
10% convertible note payable with Northern Dynasty Minerals Ltd (“Northern Dynasty”) issued July 15, 2010	$-	$3,730,174

12% convertible note payable issued August 2013	176,490	247,500

Convertible note payable issued November 2013	250,000	250,000

12% convertible note payable issued August 2014	153,255	-

10% convertible note payable issued October 2014	105,489	-
	685,234	4,227,674

Less debt discount	(40,479)	(34,584)
Less current portion of convertible notes	(644,755)	(4,193,090)
Long-term convertible notes payable	$-	$-

We issued convertible promissory notes in private placements of our securities to institutional investors pursuant to exemptions from registration set out in Rule 506 of Regulation D under the Securities Act of 1933.

On July 15, 2010 we issued a secured convertible promissory note bearing interest at a rate of 10% per annum compounded monthly (the “2010 Convertible Note”) to Northern Dynasty Minerals Ltd (“Northern Dynasty”). During the year ended January 31, 2012 the agreement with Northern Dynasty was amended to issue additional secured convertible promissory notes totaling $730,174 to reimburse Northern Dynasty for assessment work, rental fees, cash in lieu of assessment work and filing fees on the mineral claims that was paid in fiscal 2011 and fiscal 2012 because we could not come to an agreement on the earn-in option and joint venture agreement with Northern Dynasty.

As part of the transaction noted above, Northern Dynasty could earn a 60% interest in our Big Chunk project in Alaska (the “Joint Venture Claims”) by spending $10,000,000 on those properties over six years. The borrowings from Northern Dynasty could be applied as part of Northern Dynasty’s earn-in requirements. Northern Dynasty’s minimum annual expenditures under the earn-in would be the minimum level necessary to keep the Joint Venture Claims in good standing. Northern Dynasty could elect to abandon the earn-in at any time on 30 days’ notice, so long as sufficient annual labor was performed, or a cash payment in lieu of labor was made, in order to fulfill the annual labor requirements for the Joint Venture Claims for a minimum of 12 months after termination of the earn-in. No such notice by Northern Dynasty was received.

On November 14, 2012, we signed a loan settlement agreement with Northern Dynasty which would have discharged the $3,730,174 principal balance and $1,592,769 of accrued interest for the 2010 Convertible Note and would have terminated Northern Dynasty’s earn-in rights. In exchange for the settlement, we initiated the transfer of 199 Alaska mining claims to Northern Dynasty’s subsidiary, U5 Resources. However, MBGS, LLC filed liens against the claims before the transfer could be completed. In March 2014 Liberty Star and Big Chunk entered into a settlement agreement with MBGS, LLC, following a resolution conference conducted in Anchorage, Alaska whereby all Northern Dynasty claims recorded by MBGS, LLC were released. As a result of the settlement agreement with MBGS, LLC, the Company completed its loan settlement agreement with Northern Dynasty and discharged the principal balance and accrued interest for the 2010 Convertible Note and terminated Northern Dynasty’s earn-in-rights. A gain of $5,322,943 for the settlement of the Northern Dynasty debt and accrued interest was recorded in other income during the nine months ended October 31, 2014. As of October 31, 2014, we had no principal or interest outstanding for the 2010 Convertible Note.

In August 2013, we entered into a promissory note (the “August 2013 Note”) for a principal sum of $555,000 plus accrued and unpaid interest and any other fees. The consideration is up to $500,000, which would produce an original issue discount of $55,000 if all the consideration is received. The lender paid $150,000 upon closing pursuant to the terms of the August 2013 Note. The August 2013 Note has a maturity of one year from the delivery of each payment. The August 2013 Note may be convertible into shares of common stock of our company at any time from 180 days after the date of each payment of consideration, at a conversion price which is 70% of the average of the three lowest closing prices in the 20 trading days previous to the conversion. We may repay the August 2013 Note at any time on or before 90 days from the effective date of the August 2013 Note with an interest rate of 0%, after which we may not make any further payments on the August 2013 Note prior to the maturity date without written approval from the lender. If we elect not to repay the August 2013 Note on or before 90 days from the effective date of the August 2013 Note, a one-time interest charge of 12% will be applied to the principal sum. We elected not to pay the $150,000 portion of the August 2013 Note within 90 days from the effective date. Additionally, after the $150,000 portion of the August 2013 Note became convertible, the note holder elected to convert $153,082 of principal and interest into 13,900,000 shares of the company’s common stock during the nine months ended October 31, 2014. During May 2014 the note holder converted the remaining principal and interest of $33,397 portion of the $150,000 portion of the August 2013 Note into 4,037,915 shares of the Company’s common stock. On December 9, 2013, we received additional consideration of $75,000 pursuant to the terms of the August 2013 Note. We elected not to pay the $75,000 portion of the August 2013 Note within 90 days from the effective date. During May, June, and July of 2014 the note holder converted $56,438 of principal and interest into 6,000,000 shares of the Company’s common stock. During August of 2014 the note holder converted $36,762 of principal and interest into 3,983,507 shares of the Company’s common stock. On June 24, 2014 and September 3, 2014, we received additional consideration of $75,000 and $75,000, respectively, pursuant to the terms of the August 2013 Note. As of October 31, 2014, we had $176,490 principal outstanding for the August 2013 Note.

On November 18, 2013, we entered into a securities purchase agreement, whereby we agreed to issue a convertible note to one lender in the principal amount of $250,000. The proceeds from the note was $225,000, which created an original issue discount of $25,000. The Note is payable in full on November 18, 2014 and bears no interest except in an event of default. The lender may, at its option, after the 183 rd day (after May 20, 2014) following the closing date, convert the principal amount or any portion of such principal amount of the Note into shares of common stock of our company at the price equal to the lesser of (a) 100% of the volume weighted average price (VWAP), as reported on the closing date (November 18, 2013), and (b) 70% of the average of the 5 day VWAP immediately prior to the day of conversion. As of October 31, 2014, we had $250,000 principal outstanding for the August 2013 Note. As of October 31, 2014, no repayments had been made on this convertible note and the note had not been converted. In November 2014, the lender sold this note to a third party, who agreed to extend the maturity date to November 18, 2015 under the terms of the assignment agreement dated November 18, 2014.

In August 2014, we received $150,000 pursuant to the terms of a convertible promissory note dated August 26, 2014. The Note bears interest at 12%, is due on August 26, 2015, and is convertible after 180 days at a 45% discount to the average of the daily VWAP prices for the previous 10 trading days before the date of conversion.

On October 14, 2014, we entered into a securities purchase agreement, whereby we agreed to issue a convertible note to one lender in the principal amount of $105,000. The Note is payable in full on October 14, 2015 and bears interest at the rate of 10% per annum. There is a $5,000 original issuance discount on the Note. The Note may be convertible into shares of common stock of our company at any time from 180 days after the execution date of the Note at a price per share of 40% discount to the average of the daily VWAP for the previous five trading days before the date of conversion.

During the nine months ending October 31, 2014, the Company recorded debt discounts of $325,030 due to the derivative liabilities, and original issue debt discounts of $23,750 due to the convertible notes.

In November of 2013, the Company recorded $45,663 of deferred financing costs related to the November 18, 2013 convertible note. During the nine months ended October 31, 2014, the Company recorded amortization of these deferred financing costs of $34,247.

NOTE 7 – Convertible promissory notes

We issued convertible promissory notes in private placements of our securities to institutional investors pursuant to exemptions from registration set out in Rule 506 of Regulation D under the Securities Act of 1933.

On July 15, 2010 we issued a secured convertible promissory note bearing interest at a rate of 10% per annum compounded monthly (the “Convertible Note”) to Northern Dynasty Minerals Ltd (“Northern Dynasty”). During the year ended January 31, 2012 the agreement with Northern Dynasty was amended to issue additional secured convertible promissory notes totaling $730,174 to reimburse Northern Dynasty for assessment work, rental fees, cash in lieu of assessment work and filing fees on the mineral claims that was paid in fiscal 2011 and fiscal 2012 because we could not come to an agreement on the earn-in option and joint venture agreement with Northern Dynasty. Principal balance of the Convertible Notes at January 31, 2014 and 2013 was $3,730,174. Accrued interest on the Convertible Notes at January 31, 2014 and 2013 was $1,465,059 and $972,617, respectively.

As part of the transaction noted above, Northern Dynasty could earn a 60% interest in our Big Chunk project in Alaska (the “Joint Venture Claims”) by spending $10,000,000 on those properties over six years. The borrowings from Northern Dynasty could be applied as part of Northern Dynasty’s earn-in requirements. Northern Dynasty’s minimum annual expenditures under the earn-in would be the minimum level necessary to keep the Joint Venture Claims in good standing. Northern Dynasty could elect to abandon the earn-in at any time on 30 days’ notice, so long as sufficient annual labor was performed, or a cash payment in lieu of labor was made, in order to fulfill the annual labor requirements for the Joint Venture Claims for a minimum of 12 months after termination of the earn-in. As of January 31, 2014, no such notice by Northern Dynasty has been received.

On November 14, 2012, we signed a loan settlement agreement with Northern Dynasty which would have discharged the $3,730,174 principal balance and $972,617 of accrued interest for the 2010 Convertible Note and would have terminated Northern Dynasty’s earn-in rights. In exchange for the settlement, we initiated the transfer of 199 Alaska mining claims to Northern Dynasty’s subsidiary, U5 Resources. However, since a third party filed liens against the claims before the transfer could be completed, we have not recorded the settlement transaction as of January 31, 2014, pending resolution of the lien claims. In March 2014 Liberty Star and Big Chunk entered into a settlement agreement with MBGS, LLC, following a resolution conference conducted in Anchorage, Alaska whereby all Northern Dynasty claims recorded by MBGS, LLC were released. As a result of the claims release by MBGS, LLC, in May 2014 the company completed its loan settlement agreement with Northern Dynasty and discharged the principal balance and accrued interest for the 2010 Convertible Note and terminated Northern Dynasty’s earn-in-rights.

In August, 2013, we entered into a promissory note (the “August 2013 Note”) for a principal sum of $555,000 plus accrued and unpaid interest and any other fees. The consideration is up to $500,000, which would produce an original issue discount of $55,000 if all the consideration is received. The lender paid $150,000 upon closing pursuant to the terms of the August 2013 Note. The August 2013 Note has a maturity of one year from the delivery of each payment. The August 2013 Note may be convertible into shares of common stock of our company at any time from 180 days after the date of each payment of consideration, at a conversion price which is 70% of the average of the three lowest closing prices in the 20 trading days previous to the conversion. We may repay the August 2013 Note at any time on or before 90 days from the effective date of the August 2013 Note with an interest rate of 0%, after which we may not make any further payments on the August 2013 Note prior to the maturity date without written approval from the lender. If we elect not to repay the August 2013 Note on or before 90 days from the effective date of the August 2013 Note, a one-time interest charge of 12% will be applied to the principal sum. On December 9, 2013, we received additional consideration of $75,000 pursuant to the terms of the August 2013 Note. As of January 31, 2014 we did not repay any portion of the note before 90 days from the effective date, and since the 180 days hadn’t lapsed since the initial payment occurred, the note wasn’t convertible by the holder. As of April 21, 2014, $186,480 had been converted into shares of our Common stock pursuant to the conversion terms of the agreement.

On November 18, 2013, we entered into a securities purchase agreement, whereby we agreed to issue a convertible note to one lender in the principal amount of $250,000, discounted at issuance to the face value of $225,000. The Note is payable in full on November 18, 2014 and bears no interest except in an event of default. The lender may, at its option, after the 183rd day following the closing date, convert the principal amount or any portion of such principal amount of the Note into shares of common stock of our company at the price equal to the lesser of (a) 100% of the volume weighted average price (VWAP), as reported on the closing date (November 18, 2013), and (b) 70% of the average of the 5 day VWAP immediately prior to the day of conversion. As of January 31, 2014, we have not made any repayments on this convertible note and the note has not been converted.